Schedule of Accounts Receivable (Details) (Parenthetical) $ in Millions	Sep. 30, 2022 USD ($)	Sep. 30, 2022 SGD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SGD ($)
Line of Credit Facility [Line Items]
Accounts receivable			$ 1,884,431					$ 1,802,316
EUDA Health Limited [Member]
Line of Credit Facility [Line Items]
Accounts receivable	$ 1,884,431			$ 1,997,684		$ 1,802,316			$ 1,614,760
United Overseas Bank Limited [Member] | EUDA Health Limited [Member]
Line of Credit Facility [Line Items]
Accounts receivable	$ 600,000	$ 0.8		$ 600,000	$ 0.8	$ 600,000	$ 0.8		$ 600,000	$ 0.8